Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Office equipment and furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office equipment and furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years